Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Cost of revenues	$ 714,233	$ 798,519	$ 666,501
Research and development	175,557	151,386	122,265
General and administrative	28,503	29,281	23,915
Sales and marketing	25,459	23,080	16,675
Total compensation	140	38	8
Income tax benefit	41,098	110,657	11,712
Share Based Compensation
Share-Based Compensation
Cost of revenues	481	682	87
Research and development	15,345	17,662	4,467
General and administrative	2,193	2,367	368
Sales and marketing	2,612	3,163	603
Total compensation	20,631	23,874	5,525
Income tax benefit	$ 4,201	$ 4,896	$ 1,176